OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - Tax credit remainder (Details) - 12 months ended Dec. 31, 2019 - Rio De Janeiro Refrescos Ltda R$ in Millions, $ in Millions	BRL (R$)	CLP ($)	CLP ($)
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes	R$ 567	$ 103,540
Unduly collection of taxes related to capital	357
Unduly collection of taxes related to interest and monetary restatement	210
Indirect cost on recognition of right acquired in court	161
Deferred tax liability recorded	R$ 138		$ 25,200
Sorocaba
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Proportion of ownership interest in associate (as a percentage)	40.00%	40.00%